CONDENSED INTERIM COMBINED CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Selling and Marketing [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction monthly fee	$ 770,032	$ 734,824
General and Administrative [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction monthly fee	$ 6,612,778	$ 3,147,074